July 6, 2017
2017 Summary Prospectus
►	iShares Russell 2500 ETF | SMMD | BATS
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements) and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://us.ishares.com/prospectus. You can also get this information at no cost by calling 1-800-iShares (1-800-474-2737) or by sending an e-mail request to iSharesETFs@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated May 2, 2017, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

iSHARES® RUSSELL 2500 ETF
Ticker: SMMD	Stock Exchange: BATS
Investment Objective
The iShares Russell 2500 ETF (the “Fund”) seeks to track the investment results of an index composed of mid- and small-capitalization U.S. equities.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except the management fee, interest expenses, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and any extraordinary expenses. The Fund may also incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies. As the Fund has not commenced operations prior to the date of the Fund’s prospectus (the “Prospectus”), Acquired Fund Fees and Expenses are based on an estimate of the Fund’s allocation to other investment companies for the current fiscal year. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to the Fund's investments in other series of the Trust and iShares, Inc. through July 31, 2022, provided that the waiver be no greater than the Fund's management fee of 0.15%. The contractual waiver may be terminated prior to July 31, 2022 only upon written agreement of the Trust and BFA.
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver	Total Annual Fund Operating Expenses After Fee Waiver
0.15%	None	None	0.09%	0.24%	(0.09)%	0.15%

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years
$15	$48
Portfolio Turnover. The Fund and the underlying fund in which the Fund principally invests, the iShares Russell 2000 ETF (the “Underlying Fund”), may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate for the Fund or the Underlying Fund may indicate higher transaction costs and may cause the Fund or the Underlying Fund to incur increased expenses. These expenses, which are not reflected in Annual Fund Operating Expenses or in the Example (except costs to the Underlying Fund included as part of Acquired Fund Fees and Expenses), affect the Fund's performance. To the extent the Underlying Fund incurs costs from high portfolio turnover, such costs may have a negative effect on the performance of the Fund.
Principal Investment Strategies
The Fund seeks to track the investment results of the Russell 2500TM Index (the “Underlying Index”), which measures the performance of the small- to mid-capitalization sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index includes issuers representing approximately 19% of the total market capitalization of all publicly-traded U.S. equity securities. The Underlying Index is a float-adjusted capitalization-weighted index of equity securities issued by approximately 2,500 of the smallest issuers in the Russell 3000® Index. As of March 31, 2017, the Underlying Index represented approximately 17.58% of the total market capitalization of the Russell 3000® Index. Total market capitalization reflects all equity shares outstanding, while total market value reflects float-adjusted capitalizations based on equity shares available for general investment. Components primarily include securities of financials, industrials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.
As of its inception date, the Fund intends to seek to achieve its investment objective by investing a substantial portion of its assets in the Underlying Fund. However, BFA is not required to invest any portion, or any particular percentage, of the Fund's assets in the Underlying Fund.
BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund and the Underlying Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in an applicable underlying index.
The Fund generally will invest at least 90% of its assets in the component securities, including indirect investments through the Underlying Fund, of the Underlying Index and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying
Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Russell, which is part of the London Stock Exchange Group and is independent of the Fund and BFA. Russell determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Fund), any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.
Asset Class Risk. Securities and other assets in the Underlying Index or in the Fund's or the Underlying Fund's portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined in the Creations and Redemptions section of the Prospectus), a third party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or a fund may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Prospectus), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's or the Underlying Fund's investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Cyber Security Risk. Failures or breaches of the electronic systems of the Fund or the Underlying Fund, the Fund's or the Underlying Fund's adviser, distributor, or other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund or the Underlying Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, the Index Provider, market makers, Authorized Participants or issuers of securities in which the Fund or the Underlying Fund invests.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The Underlying Index is comprised of common stocks, which generally are subject to more risks than holders of preferred stock and debt securities because the right to repayment of common stockholders’ claims is subordinated to that of holders of preferred stock and debt securities upon the bankruptcy of the issuer.
Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.
Index-Related Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
Industrials Sector Risk. The industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
Investment in the Underlying Fund Risk. The Fund may invest a substantial portion of its assets in the Underlying Fund, so the Fund’s investment performance may be directly related to the performance of the Underlying Fund. The Fund’s NAV will change with changes in the value of the Underlying Fund and other securities in which the Fund invests based on their market valuations. To the extent the Fund invests in the Underlying Fund, an investment in the Fund may entail more costs and expenses than a direct investment in the Underlying Fund.
As the Fund’s allocation to the Underlying Fund changes from time to time, or to the extent that the expense ratio of the Underlying Fund changes, the weighted average operating expenses borne by the Fund may increase or decrease.
Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund and the Underlying Fund have exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
Management Risk. As the Fund may not fully replicate the Underlying Index, it is subject to the risk that BFA's investment strategy may not produce the intended results.
Market Risk. The Fund and the Underlying Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.
Market Trading Risk. The Fund and the Underlying Fund face numerous market trading risks, including the potential lack of an active market for their shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.
Operational Risk. The Fund and the Underlying Fund are exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s or the Underlying Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, the Underlying Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Passive Investment Risk. The Fund and the Underlying Fund are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Risk of Investing in the United States. The Fund and the Underlying Fund have significant exposure to U.S. issuers. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund or the Underlying Fund has exposure.
Securities Lending Risk. The Fund and the Underlying Fund may engage in securities lending. Securities lending involves the risk that the Fund or the Underlying Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund or the Underlying Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.
Tracking Error Risk. Tracking error is the divergence of a fund’s or an underlying fund's performance from that of the applicable underlying index. Tracking error may occur because of differences between the securities and other instruments held in the fund’s or the underlying fund's portfolio and those included in the applicable underlying index, pricing differences, differences in transaction costs, the fund’s or the underlying fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the applicable underlying index or the costs to the fund or the underlying fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a fund or an underlying fund incurs fees and expenses, while the applicable underlying index does not.
Performance Information
As of the date of the Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Diane Hsiung, Jennifer Hsui, Alan Mason and Greg Savage (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsiung, Ms. Hsui, Mr. Mason and Mr. Savage have been Portfolio Managers of the Fund since inception.
Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual shares of the Fund are listed on a national securities exchange. Most investors will buy and sell shares of the Fund through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund's distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”), in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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For more information visit www.iShares.com or call 1-800-474-2737
IS-SP-SMMD-0717
Investment Company Act file No.: 811-09729